Debt - PPP (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds from debt instruments		$ 0	$ 3,251
Gain on PPP loan forgiveness		3,284	$ 0
Paycheck Protection Program
Debt Instrument [Line Items]
Proceeds from debt instruments	$ 3,300
Gain on PPP loan forgiveness		$ 3,300